SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
10. SUBSEQUENT EVENTS

On August 28, 2023, the Company declared a dividend of $0.13 cent per share in respect of the results for the second quarter of 2023, which is payable on October 5, 2023.

On September 26, 2023, the Company agreed an extension of the maturity date for its 2019 Senior Secured Credit Facility from February 2024 to February 2025, including an adjustment of the interest rate on a portion of the loan. Further comments can be found in footnote 4.